Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 3,262,112
Ending balance	3,542,060	$ 3,262,112
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	778,566
Ending balance	964,284	778,566
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,483,546
Ending balance	2,577,776	2,483,546
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,049,922	6,303,861
Increases	1,699,863	1,902,274
Decrease	3,016,053	156,213
Ending balance		8,049,922
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,989,068	$ 1,469,403
Total life estimated in years	5 years	5 years
Increases	$ 511,189	$ 520,477
Decrease	866,093	812
Ending balance		1,989,068
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 6,060,854	$ 4,834,458
Total life estimated in years	5 years	5 years
Increases	$ 1,188,674	$ 1,381,797
Decrease	2,149,960	155,401
Ending balance		6,060,854
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,787,810	3,802,198
Decrease	2,887,757	979
Depreciation for the fiscal year	1,291,619	986,591
Ending balance	3,191,672	4,787,810
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,210,502	987,042
Decrease	860,341	3
Depreciation for the fiscal year	303,908	223,463
Ending balance	669,880	1,210,502
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,577,308	2,815,156
Decrease	2,027,416	976
Depreciation for the fiscal year	987,711	763,128
Ending balance	$ 2,521,792	$ 3,577,308